Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Consumer Staples Portfolio

March 31, 2021

VCSP-QTLY-0521
1.856925.113

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
Beverages - 32.7%
Brewers - 0.3%
Molson Coors Beverage Co. Class B	14,500	$741,675
Distillers & Vintners - 4.6%
Constellation Brands, Inc. Class A (sub. vtg.)	19,600	4,468,800
Diageo PLC	155,809	6,400,870
Pernod Ricard SA	2,300	431,688
		11,301,358
Soft Drinks - 27.8%
Coca-Cola Bottling Co. Consolidated	300	86,634
GURU Organic Energy Corp. (a)	4,600	62,043
Keurig Dr. Pepper, Inc. (b)	174,900	6,011,313
Monster Beverage Corp. (a)	122,000	11,112,980
PepsiCo, Inc.	127,606	18,049,869
Primo Water Corp.	26,500	430,890
The Coca-Cola Co.	626,538	33,024,818
		68,778,547

TOTAL BEVERAGES		80,821,580

Food & Staples Retailing - 11.8%
Food Distributors - 1.0%
Sysco Corp.	11,300	889,762
U.S. Foods Holding Corp. (a)	40,600	1,547,672
		2,437,434
Food Retail - 1.2%
Grocery Outlet Holding Corp. (a)(b)	900	33,201
Kroger Co.	85,152	3,064,620
		3,097,821
Hypermarkets & Super Centers - 9.6%
BJ's Wholesale Club Holdings, Inc. (a)	44,700	2,005,242
Costco Wholesale Corp.	22,400	7,895,552
Walmart, Inc.	101,504	13,787,288
		23,688,082

TOTAL FOOD & STAPLES RETAILING		29,223,337

Food Products - 15.6%
Agricultural Products - 1.7%
Archer Daniels Midland Co.	10,700	609,900
Bunge Ltd.	22,400	1,775,648
Darling Ingredients, Inc. (a)	25,300	1,861,574
		4,247,122
Packaged Foods & Meats - 13.9%
Conagra Brands, Inc.	73,900	2,778,640
General Mills, Inc.	19,000	1,165,080
JDE Peet's BV	29,000	1,064,460
Laird Superfood, Inc.	4,300	161,121
Lamb Weston Holdings, Inc.	53,900	4,176,172
McCormick & Co., Inc. (non-vtg.)	800	71,328
Mondelez International, Inc.	294,600	17,242,938
Nomad Foods Ltd. (a)	104,400	2,866,824
Sanderson Farms, Inc.	2,200	342,716
TreeHouse Foods, Inc. (a)	42,300	2,209,752
Tyson Foods, Inc. Class A	32,000	2,377,600
		34,456,631

TOTAL FOOD PRODUCTS		38,703,753

Hotels, Restaurants & Leisure - 0.6%
Restaurants - 0.6%
Compass Group PLC (a)	71,600	1,446,591
Deliveroo Holdings PLC (a)	18,200	97,853
		1,544,444
Household Durables - 0.1%
Housewares & Specialties - 0.1%
Tupperware Brands Corp. (a)	9,100	240,331
Household Products - 25.9%
Household Products - 25.9%
Clorox Co.	22,200	4,281,936
Colgate-Palmolive Co.	6,400	504,512
Energizer Holdings, Inc. (b)	29,400	1,395,324
Kimberly-Clark Corp.	88,100	12,250,305
Procter & Gamble Co.	306,307	41,483,158
Reynolds Consumer Products, Inc. (b)	139,790	4,162,946
		64,078,181
Personal Products - 2.8%
Personal Products - 2.8%
Herbalife Nutrition Ltd. (a)	146,300	6,489,868
Shiseido Co. Ltd.	4,900	329,546
		6,819,414
Tobacco - 9.4%
Tobacco - 9.4%
Altria Group, Inc.	215,196	11,009,427
Philip Morris International, Inc.	130,534	11,583,587
RLX Technology, Inc. ADR	53,400	553,224
		23,146,238
TOTAL COMMON STOCKS
(Cost $180,541,686)		244,577,278

Convertible Preferred Stocks - 0.9%
Internet & Direct Marketing Retail - 0.9%
Internet & Direct Marketing Retail - 0.9%
The Honest Co., Inc.:
Series D (a)(c)(d)	32,783	997,895
Series E (a)(c)(d)	51,008	1,349,213
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $2,499,,988)		2,347,108

Money Market Funds - 3.0%
Fidelity Cash Central Fund 0.06% (e)	617,816	617,939
Fidelity Securities Lending Cash Central Fund 0.06% (e)(f)	6,840,261	6,840,945
TOTAL MONEY MARKET FUNDS
(Cost $7,458,884)		7,458,884
TOTAL INVESTMENT IN SECURITIES - 102.8%
(Cost $190,500,558)		254,383,270
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(7,006,860)
NET ASSETS - 100%		$247,376,410

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,347,107 or 0.9% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
The Honest Co., Inc. Series D	8/3/15	$1,499,986
The Honest Co., Inc. Series E	9/28/17	$1,000,002

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$32
Fidelity Securities Lending Cash Central Fund	2,006
Total	$2,038

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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